UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               February 13, 2012
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           37
Form 13F Information Table Value Total:       324881
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Abbott Laboratories	COM	2824100		4620	82170	SOLE
Ascent Capital 		COM	43632108	7364	145190	SOLE
Blount 			COM	95180105	5967	410935	SOLE
Brinks 			COM	109696104	11566	430270	SOLE
Broadridge		COM	11133T103	13733	609004	SOLE
Choice Hotels		COM	169905106	2390	62800	SOLE
Cintas			COM	172908105	16319	468813	SOLE
Cisco			COM	17275r102	5288	292480	SOLE
Coinstar		COM	19259p300	9440	206835	SOLE
Compass Minerals 	COM	20451n101	6722	97633	SOLE
Covance			COM	222816100	11708	256089	SOLE
Dresser-Rand		COM	261608103	16175	324090	SOLE
Energizer Holdings	COM	29266r108	14327	184910	SOLE
Equifax 		COM	294429105	15410	397778	SOLE
Hillenbrand		COM	431571108	13567	607851	SOLE
Illinois Tool Works	COM	452308109	782	16750	SOLE
Interval Leisure 	COM	46113m108	3644	267718	SOLE
Intl Flav & Fragrances	COM	459506101	5227	99705	SOLE
Intl Game Technology	COM	459902102	13321	774468	SOLE
Iron Mountain		COM	462846106	8944	290380	SOLE
Jack Henry		COM	426281101	13131	390699	SOLE
Johnson & Johnson	COM	478160104	3367	51340	SOLE
Lexmark 		COM	529771107	9017	272670	SOLE
Microsoft		COM	594918104	3547	136650	SOLE
Mobile Mini		COM	60740f105	9278	531665	SOLE
Newell Rubbermaid	COM	651229106	15175	939635	SOLE
Owens-Illinois		COM	690768403	4727	243900	SOLE
Pepsico			COM	713448108	4061	61200	SOLE
PetSmart		COM	716768106	12927	252040	SOLE
Ralcorp 		COM	751028101	4008	46875	SOLE
SEIC			COM	784117103	6757	389478	SOLE
Teleflex		COM	879369106	14765	240901	SOLE
Total System Services	COM	891906109	11836	605130	SOLE
Towers Watson		COM	891894107	11396	190158	SOLE
Valassis Comm		COM	918866104	9325	484925	SOLE
Verizon 		COM	92343v104	1860	46350	SOLE
Zimmer Holdings		COM	98956P102	3190	59710	SOLE